Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2019
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Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss
29	NET INCOME (LOSS) FROM FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

Net income (loss) from financial assets at fair value through profit or loss for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Net income (loss) from debt instruments(1)	¥53,048	¥(1,775)	¥428
Net income from equity instruments	1,607	1,108	1,590

Total net income (loss) from financial assets at fair value through profit or loss	¥54,655	¥(667)	¥2,018

(1)	Following the adoption of IFRS 9, net income (loss) from debt instruments includes all gains and losses arising mainly from financial assets which do not meet the conditions for SPPI.